Intangible Assets - Summary of Break-Up for Goodwill and Intangible Assets (Detail) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Ostro Energy Group [member] | Wind Power Segment [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 9,903	$ 9,903
ReNew Vayu Urja KCT [member] | Wind Power Segment [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	756	756
Prathamesh Solarfarms [member] | Solar Power Segment [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	428	428
Others [member] | Wind Power Segment [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	145	145
Others [member] | Solar Power Segment [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 364	$ 364